T. ROWE PRICE Global High Income Bond Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 2.2%
Corporate Bonds 2.2%
Braskem Netherlands Finance, 8.50%, 1/12/31 (USD) (1) 1,580,000 1,568
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 1,094
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,085,000 902
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 1,190,000 978
Klabin Austria, 3.20%, 1/12/31 (USD)  2,260,000 1,761
Total Brazil (Cost
$7,077
)
6,303
CANADA 1.7%
Corporate Bonds 1.7%
Jones Deslauriers Insurance Management, 8.50%, 3/15/30
(USD) (1) 2,505,000 2,524
Vermilion Energy, 6.875%, 5/1/30 (USD) (1) 2,420,000 2,296
Total Canada (Cost
$4,921
)
4,820
CHILE 1.3%
Corporate Bonds 1.3%
AES Andes, VR, 6.35%, 10/7/79 (USD) (2) 720,000 680
AES Andes, VR, 7.125%, 3/26/79 (USD) (2) 1,015,000 958
Agrosuper, 4.60%, 1/20/32 (USD) (1) 1,355,000 1,089
Mercury Chile Holdco, 6.50%, 1/24/27 (USD) (1) 1,030,000 949
Total Chile (Cost
$4,193
)
3,676
COLOMBIA 2.0%
Corporate Bonds 2.0%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 1,880,000 1,505
Banco Davivienda, VR, 6.65% (USD) (1)(2)(3) 1,950,000 1,321
Banco Davivienda, VR, 6.65% (USD) (2)(3) 890,000 603
Ecopetrol, 4.625%, 11/2/31 (USD)  1,720,000 1,315
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 577
Ecopetrol, 8.875%, 1/13/33 (USD)  220,000 215
Total Colombia (Cost
$7,091
)
5,536
FRANCE 4.5%
Corporate Bonds 4.5%
Altice France, 4.25%, 10/15/29 (1) 885,000 674

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Altice France, 5.875%, 2/1/27  1,460,000 1,323
Altice France Holding, 4.00%, 2/15/28  3,550,000 1,736
Banijay Entertainment, 7.00%, 5/1/29 (1) 1,340,000 1,402
Electricite de France, VR, 5.00% (2)(3) 800,000 808
Electricite de France, VR, 9.125% (USD) (1)(2)(3) 880,000 912
Iliad Holding, 5.125%, 10/15/26  820,000 821
IPD 3, 8.00%, 6/15/28 (1) 1,715,000 1,827
Loxam, 3.75%, 7/15/26  2,550,000 2,519
UBS, 5.125%, 10/15/26 (1) 620,000 621
Total France (Cost
$15,200
)
12,643
GERMANY 2.5%
Corporate Bonds 2.5%
Gruenenthal, 3.625%, 11/15/26 (1) 410,000 410
Gruenenthal, 3.625%, 11/15/26  1,975,000 1,974
Gruenenthal, 4.125%, 5/15/28 (1) 210,000 204
Gruenenthal, 6.75%, 5/15/30 (1) 645,000 689
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 668
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (1) 1,435,000 1,310
ZF Finance, 2.25%, 5/3/28  900,000 804
ZF North America Capital, 6.875%, 4/14/28 (USD) (1) 1,065,000 1,041
Total Germany (Cost
$7,534
)
7,100
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 7.125%, 4/4/26 (USD) (1) 1,485,000 1,399
Kosmos Energy, 7.75%, 5/1/27 (USD) (1) 740,000 685
Total Ghana (Cost
$2,224
)
2,084
GUATEMALA 0.5%
Corporate Bonds 0.5%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 945
CT Trust, 5.125%, 2/3/32 (USD)  500,000 391
Total Guatemala (Cost
$1,672
)
1,336
INDIA 0.7%
Corporate Bonds 0.7%
Greenko Power II, 4.30%, 12/13/28 (USD)  2,272,375 1,951
Total India (Cost
$1,901
)
1,951

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ISRAEL 1.0%
Corporate Bonds 1.0%
Bank Leumi Le-Israel, VR, 7.129%, 7/18/33 (USD) (1)(2) 710,000 695
Teva Pharmaceutical Finance Netherlands II, 3.75%, 5/9/27
(EUR)  400,000 383
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 664
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  405,000 435
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  545,000 596
Total Israel (Cost
$2,954
)
2,773
ITALY 2.4%
Corporate Bonds 2.4%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.656%, 5/14/27  865,000 912
IMA Industria Macchine Automatiche, 3.75%, 1/15/28 (1) 905,000 844
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  595,000 555
Itelyum Regeneration, 4.625%, 10/1/26 (1) 840,000 822
Itelyum Regeneration, 4.625%, 10/1/26  900,000 880
Lottomatica, FRN, 3M EURIBOR + 4.125%, 7.928%, 6/1/28 (1) 1,200,000 1,278
Nexi, 2.125%, 4/30/29  1,700,000 1,487
Total Italy (Cost
$7,432
)
6,778
LUXEMBOURG 2.9%
Bank Loans 0.6% (4)
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.25%, 9.772%,
2/1/29  1,645,542 1,640
1,640
Corporate Bonds 2.3%
Albion Financing 1, 6.125%, 10/15/26 (USD) (1) 2,410,000 2,269
Altice Financing, 5.00%, 1/15/28 (USD) (1) 1,995,000 1,701
Altice Finco, 4.75%, 1/15/28  2,875,000 2,429
Monitchem HoldCo 3, 8.75%, 5/1/28 (1) 175,000 180
6,579
Total Luxembourg (Cost
$8,869
)
8,219

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MAURITIUS 1.2%
Corporate Bonds 1.2%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 2,110,000 1,894
Axian Telecom, 7.375%, 2/16/27 (USD)  1,620,000 1,454
Total Mauritius (Cost
$3,636
)
3,348
MEXICO 4.5%
Corporate Bonds 4.5%
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 1,475,000 1,401
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2) 2,585,000 2,265
BBVA Bancomer, VR, 8.45%, 6/29/38 (USD) (1)(2) 730,000 720
Cemex, VR, 9.125% (USD) (1)(2)(3) 1,240,000 1,292
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 568
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,184
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  1,585,000 1,288
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  1,990,000 1,181
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  2,685,000 1,727
Total Mexico (Cost
$14,893
)
12,626
NETHERLANDS 2.1%
Corporate Bonds 2.1%
Boels Topholding, 6.25%, 2/15/29 (1) 495,000 520
Compact Bidco, 5.75%, 5/1/26  920,000 516
GTCR W-2 Merger, 8.50%, 1/15/31 (GBP) (1) 330,000 410
House of HR Group, 9.00%, 11/3/29 (1) 430,000 444
LeasePlan, VR, 7.375% (2)(3) 2,060,000 2,151
UPCB Finance VII, 3.625%, 6/15/29  970,000 883
Ziggo Bond, 3.375%, 2/28/30 (1) 710,000 550
Ziggo Bond, 3.375%, 2/28/30  400,000 310
Total Netherlands (Cost
$6,969
)
5,784
PANAMA 1.1%
Corporate Bonds 1.1%
Banco General, VR, 5.25% (USD) (1)(2)(3) 2,535,000 2,242
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 1,090,000 959
Total Panama (Cost
$3,700
)
3,201

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.3%
Corporate Bonds 0.3%
Minsur, 4.50%, 10/28/31 (USD) (1) 930,000 782
Total Peru (Cost
$915
)
782
POLAND 0.6%
Corporate Bonds 0.6%
InPost, 2.25%, 7/15/27 (EUR)  1,885,000 1,734
Total Poland (Cost
$1,819
)
1,734
ROMANIA 1.6%
Corporate Bonds 1.6%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (2) 1,100,000 1,210
RCS & RDS, 2.50%, 2/5/25 (EUR)  800,000 814
RCS & RDS, 3.25%, 2/5/28 (EUR) (1) 800,000 699
RCS & RDS, 3.25%, 2/5/28 (EUR)  2,100,000 1,835
Total Romania (Cost
$4,830
)
4,558
SERBIA 0.5%
Corporate Bonds 0.5%
United Group, 3.625%, 2/15/28 (EUR)  1,425,000 1,260
Total Serbia (Cost
$1,639
)
1,260
SLOVENIA 0.5%
Corporate Bonds 0.5%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (2) 1,300,000 1,405
Total Slovenia (Cost
$1,449
)
1,405
SOUTH AFRICA 0.6%
Corporate Bonds 0.6%
Sappi Papier Holding, 3.625%, 3/15/28 (EUR)  1,780,000 1,663
Total South Africa (Cost
$1,686
)
1,663

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 1.8%
Corporate Bonds 1.8%
Cirsa Finance International, 4.50%, 3/15/27  1,595,000 1,548
Cirsa Finance International, 7.875%, 7/31/28 (1) 1,250,000 1,325
Cirsa Finance International, 10.375%, 11/30/27 (1) 350,000 398
Lorca Telecom Bondco, 4.00%, 9/18/27 (1) 1,250,000 1,227
Lorca Telecom Bondco, 4.00%, 9/18/27  565,000 555
Total Spain (Cost
$5,500
)
5,053
SWEDEN 1.0%
Corporate Bonds 1.0%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 1,716
Verisure Holding, 7.125%, 2/1/28 (EUR) (1) 235,000 251
Verisure Holding, 7.125%, 2/1/28 (EUR)  520,000 555
Verisure Holding, 9.25%, 10/15/27 (EUR) (1) 310,000 347
Total Sweden (Cost
$2,837
)
2,869
TANZANIA 0.6%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 165
165
Corporate Bonds 0.6%
HTA Group, 7.00%, 12/18/25 (USD) (1) 1,225,000 1,183
HTA Group, 7.00%, 12/18/25 (USD)  465,000 449
1,632
Total Tanzania (Cost
$1,886
)
1,797
UNITED ARAB EMIRATES 0.4%
Corporate Bonds 0.4%
MAF Global Securities, VR, 6.375% (USD) (2)(3) 1,150,000 1,112
Total United Arab Emirates (Cost
$1,224
)
1,112
UNITED KINGDOM 7.0%
Corporate Bonds 7.0%
Bellis Acquisition, 3.25%, 2/16/26 (1) 720,000 761
Bellis Acquisition, 3.25%, 2/16/26  150,000 159
CPUK Finance, 4.50%, 8/28/27  1,200,000 1,270

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 1,264
Deuce Finco, 5.50%, 6/15/27  540,000 576
Drax Finco, 6.625%, 11/1/25 (USD) (1) 700,000 667
Iceland Bondco, 4.625%, 3/15/25  100,000 120
Iceland Bondco, 10.875%, 12/15/27 (1) 410,000 509
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 9.254%, 12/15/27
(EUR) (1) 465,000 488
Jaguar Land Rover Automotive, 4.50%, 1/15/26 (EUR)  680,000 687
Jaguar Land Rover Automotive, 4.50%, 7/15/28 (EUR) (1) 740,000 683
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,160
Kane Bidco, 5.00%, 2/15/27 (EUR)  1,870,000 1,881
Nomad Foods Bondco, 2.50%, 6/24/28 (EUR)  1,500,000 1,373
Pinewood Finance, 3.625%, 11/15/27 (1) 1,075,000 1,138
Pinnacle Bidco, 8.25%, 10/11/28 (EUR) (1) 650,000 684
Pinnacle Bidco, 10.00%, 10/11/28 (1) 655,000 796
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 1,696
Virgin Media Vendor Financing Notes III, 4.875%, 7/15/28  580,000 588
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR) (1) 485,000 419
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,146
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 754
Total United Kingdom (Cost
$23,978
)
19,819
UNITED STATES 53.4%
Bank Loans 5.7% (4)
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.166%, 12/10/29  2,100,000 1,784
AssuredPartners, FRN, 1M USD LIBOR + 3.75%, 2/13/27 (5) 945,000 944
Asurion, FRN, 1M TSFR + 5.25%, 10.681%, 1/31/28  785,424 705
Asurion, FRN, 1M TSFR + 5.25%, 10.681%, 1/20/29  1,335,000 1,181
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.568%, 2/15/29  953,177 934
CP Iris Holdco I, FRN, 1M TSFR + 7.00%, 12.416%, 10/1/29 (6) 550,000 468
Engineered Machinery Holdings, FRN, 1M TSFR + 6.00%,
11.652%, 5/21/29 (6) 1,872,726 1,826
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.931%, 9/6/25  1,820,830 1,771
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.181%, 7/24/26  174,879 171
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.181%, 9/6/26 (5) 530,000 478
Naked Juice, FRN, 3M TSFR + 6.00%, 11.49%, 1/24/30  496,156 400
Phoenix Newco, FRN, 3M TSFR + 6.50%, 11.931%, 11/15/29 (6) 1,550,000 1,434
Proampac PG Borrower, FRN, 1M TSFR + 4.50%, 9/26/28 (5) 430,000 427
RealPage, FRN, 1M TSFR + 6.50%, 11.931%, 4/23/29  725,000 726
Tacala Investment, FRN, 1M TSFR + 4.00%, 9.431%, 2/5/27  751,092 747
UKG, FRN, 3M TSFR + 3.25%, 8.764%, 5/4/26  1,625,213 1,619
Woof Holdings, FRN, 1M TSFR + 3.75%, 9.397%, 12/21/27  379,923 300
15,915

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 47.1%
AdaptHealth, 5.125%, 3/1/30 (1) 2,135,000 1,665
Advantage Sales & Marketing, 6.50%, 11/15/28 (1) 1,435,000 1,236
AG Issuer, 6.25%, 3/1/28 (1) 310,000 290
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,125,000 976
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 830,000 772
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  2,510,000 2,178
American Finance Trust, 4.50%, 9/30/28 (1) 1,280,000 973
Antero Resources, 5.375%, 3/1/30 (1) 2,415,000 2,210
Aretec Escrow Issuer, 7.50%, 4/1/29 (1) 1,205,000 1,069
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 575,000 570
ATI, 7.25%, 8/15/30  635,000 631
B&G Foods, 5.25%, 4/1/25  770,000 756
B&G Foods, 5.25%, 9/15/27  525,000 439
B&G Foods, 8.00%, 9/15/28 (1) 875,000 876
Bausch & Lomb Escrow, 8.375%, 10/1/28 (1) 1,860,000 1,865
Calpine, 5.00%, 2/1/31 (1) 2,670,000 2,149
Capstone Borrower, 8.00%, 6/15/30 (1) 1,170,000 1,142
Carnival, 6.00%, 5/1/29 (1) 840,000 714
Carnival, 7.625%, 3/1/26 (EUR) (1) 1,930,000 2,004
Carnival, 7.625%, 3/1/26 (EUR)  1,385,000 1,438
Carnival, 7.625%, 3/1/26 (1) 1,040,000 1,011
CCO Holdings, 4.25%, 2/1/31 (1) 925,000 734
CCO Holdings, 4.50%, 8/15/30 (1) 2,040,000 1,668
CCO Holdings, 6.375%, 9/1/29 (1) 1,180,000 1,097
CEC Entertainment, 6.75%, 5/1/26 (1) 1,740,000 1,642
Celanese U.S. Holdings, 6.55%, 11/15/30  305,000 298
Celanese U.S. Holdings, 6.70%, 11/15/33  375,000 366
Central Parent, 7.25%, 6/15/29 (1) 2,270,000 2,202
Central Parent, 8.00%, 6/15/29 (1) 215,000 215
Chesapeake Energy, 6.75%, 4/15/29 (1) 2,015,000 1,965
Chobani, 4.625%, 11/15/28 (1) 1,345,000 1,187
CHS, 5.25%, 5/15/30 (1) 1,185,000 895
CHS, 6.875%, 4/1/28 (1) 705,000 374
CHS, 6.875%, 4/15/29 (1) 2,120,000 1,134
CHS, 8.00%, 3/15/26 (1) 860,000 817
Cinemark USA, 5.25%, 7/15/28 (1) 2,580,000 2,290
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 2,255,000 1,993
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 400,000 305
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 475,000 470
Cloud Software Group, 6.50%, 3/31/29 (1) 1,545,000 1,360
Cloud Software Group, 9.00%, 9/30/29 (1) 515,000 448
CMG Media, 8.875%, 12/15/27 (1) 2,750,000 2,145
Comstock Resources, 6.75%, 3/1/29 (1) 2,585,000 2,378
Constellium, 3.125%, 7/15/29 (EUR)  995,000 888

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Crescent Energy Finance, 7.25%, 5/1/26 (1) 2,840,000 2,769
CSC Holdings, 5.50%, 4/15/27 (1) 530,000 453
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 572
CSC Holdings, 7.50%, 4/1/28 (1) 825,000 547
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 766
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 1,559,000 1,666
Diamond Foreign Asset, 8.50%, 10/1/30 (1) 1,425,000 1,425
DISH DBS, 5.125%, 6/1/29  845,000 465
DISH DBS, 5.75%, 12/1/28 (1) 905,000 696
DISH DBS, 7.75%, 7/1/26  445,000 334
DISH Network, 11.75%, 11/15/27 (1) 1,475,000 1,488
Ferrellgas, 5.875%, 4/1/29 (1) 3,040,000 2,736
Ford Motor, 6.10%, 8/19/32  2,050,000 1,926
Ford Motor, 7.45%, 7/16/31  795,000 822
Global Net Lease, 3.75%, 12/15/27 (1) 1,590,000 1,230
Goodyear Europe, 2.75%, 8/15/28 (EUR)  1,235,000 1,076
Goodyear Tire & Rubber, 5.00%, 7/15/29  1,135,000 973
Goodyear Tire & Rubber, 5.25%, 7/15/31  500,000 412
GrafTech Finance, 4.625%, 12/15/28 (1) 1,115,000 860
GrafTech Global Enterprises, 9.875%, 12/15/28 (1) 820,000 777
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 1,085,000 995
GTCR AP Finance, 8.00%, 5/15/27 (1) 2,175,000 2,131
GTCR W-2 Merger, 7.50%, 1/15/31 (1) 1,055,000 1,054
Hilcorp Energy I, 5.75%, 2/1/29 (1) 255,000 230
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,281
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 252
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,013
HUB International, 5.625%, 12/1/29 (1) 1,500,000 1,303
HUB International, 7.25%, 6/15/30 (1) 1,760,000 1,753
iHeartCommunications, 4.75%, 1/15/28 (1) 500,000 380
iHeartCommunications, 5.25%, 8/15/27 (1) 975,000 770
iHeartCommunications, 6.375%, 5/1/26  520,000 447
iHeartCommunications, 8.375%, 5/1/27  825,000 592
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (1)(7) 1,765,000 1,288
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 990,000 799
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,487,000 1,361
Legacy LifePoint Health, 4.375%, 2/15/27 (1) 370,000 319
Life Time, 5.75%, 1/15/26 (1) 964,000 930
Life Time, 8.00%, 4/15/26 (1) 885,000 867
LifePoint Health, 9.875%, 8/15/30 (1) 1,395,000 1,350
LifePoint Health, 11.00%, 10/15/30 (1) 480,000 480
Madison IAQ, 5.875%, 6/30/29 (1) 850,000 680
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 1,805,000 1,403
Navient, 4.875%, 3/15/28  705,000 598
Navient, 5.50%, 3/15/29  400,000 336

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Navient, 5.625%, 8/1/33  565,000 410
Navient, 9.375%, 7/25/30  925,000 912
NCL, 5.875%, 3/15/26 (1) 335,000 308
NCL, 5.875%, 2/15/27 (1) 690,000 652
NCL, 7.75%, 2/15/29 (1) 900,000 835
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 2,610,000 2,362
New Albertsons, 7.45%, 8/1/29  4,000 4
NGL Energy Operating, 7.50%, 2/1/26 (1) 1,520,000 1,503
OneMain Finance, 9.00%, 1/15/29  2,525,000 2,512
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 186
Organon, 5.125%, 4/30/31 (1) 1,220,000 979
Presidio Holdings, 8.25%, 2/1/28 (1) 549,000 524
QVC, 4.45%, 2/15/25  805,000 704
QVC, 4.85%, 4/1/24  1,045,000 1,005
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1) 505,000 490
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26 (1) 1,235,000 1,235
Seadrill Finance, 8.375%, 8/1/30 (1) 1,620,000 1,648
Service Properties Trust, 7.50%, 9/15/25  885,000 870
Stagwell Global, 5.625%, 8/15/29 (1) 1,950,000 1,575
Talen Energy Supply, 8.625%, 6/1/30 (1) 1,360,000 1,392
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 1,135,000 1,002
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 915,000 799
Tenneco, 8.00%, 11/17/28 (1) 1,855,000 1,507
Terraform Global Operating, 6.125%, 3/1/26 (1) 1,377,000 1,349
Townsquare Media, 6.875%, 2/1/26 (1) 1,535,000 1,441
Transocean Aquila, 8.00%, 9/30/28 (1) 465,000 465
Triton Water Holdings, 6.25%, 4/1/29 (1) 1,920,000 1,584
Univision Communications, 7.375%, 6/30/30 (1) 1,225,000 1,118
Univision Communications, 8.00%, 8/15/28 (1) 500,000 482
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 416
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 1,015,000 787
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 508
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 430,000 410
Venture Global LNG, 8.375%, 6/1/31 (1) 2,860,000 2,821
Vistra, VR, 7.00% (1)(2)(3) 740,000 681
Vistra, VR, 8.00% (1)(2)(3) 845,000 805
132,721
Municipal Securities 0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 3,434,640 1,782
1,782
Total United States (Cost
$161,143
)
150,418

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (9)(10) 692,011 692
Total Short-Term Investments (Cost $692) 692
Total Investments in Securities 99.8%
(Cost $309,864) $ 281,340
Other Assets Less Liabilities 0.2% 542
Net Assets 100.0% $ 281,882
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$170,723 and represents 60.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of this loan is unsettled as of September 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Level 3 in fair value hierarchy.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/3/23 USD 1,954 EUR 1,835 $ 14
HSBC Bank 10/3/23 USD 557 EUR 519 8
HSBC Bank 10/3/23 USD 12,561 GBP 9,915 463
JPMorgan Chase 10/3/23 EUR 3,059 USD 3,309 (74)
JPMorgan Chase 10/3/23 USD 594 GBP 480 9
Morgan Stanley 10/3/23 EUR 512 USD 551 (10)
Morgan Stanley 10/3/23 GBP 342 USD 433 (16)
RBC Dominion Securities 10/3/23 EUR 65,077 USD 68,901 (86)
RBC Dominion Securities 10/3/23 GBP 10,053 USD 12,321 (55)
RBC Dominion Securities 10/3/23 USD 71,794 EUR 66,060 1,940
RBC Dominion Securities 11/2/23 USD 68,985 EUR 65,077 82
RBC Dominion Securities 11/2/23 USD 11,604 GBP 9,465 53
Standard Chartered 10/3/23 EUR 723 USD 760 4
Standard Chartered 10/3/23 USD 577 EUR 541 5
Standard Chartered 11/2/23 EUR 806 USD 854 —
State Street 10/3/23 USD 448 EUR 417 7
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,344

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 247+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 7,922  ¤  ¤ $ 692^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $247 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $692.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global High Income Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE Global High Income Bond Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2023, totaled $110,000 for the period ended
September 30, 2023. During the period, transfers into Level 3 resulted from a lack of observable market data for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 263,093 $ — $ 263,093
Bank Loans — 13,827 3,728 17,555
Short-Term Investments 692 — — 692
Total Securities 692 276,920 3,728 281,340
Forward Currency Exchange
Contracts — 2,585 — 2,585
Total $ 692 $ 279,505 $ 3,728 $ 283,925
Liabilities
Forward Currency Exchange
Contracts $ — $ 241 $ — $ 241
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F36-054Q3 09/23
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period Total Sales
Transfer
Into
Level 3
Ending
Balance
9/30/23
Investment in Securities
Bank Loans $ 462 $ 105 $ (59) $ 3,220 $ 3,728